Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense, property and equipment	$ 10,125	$ 16,330	$ 20,849